Average Annual Total Returns - Invesco Investment Grade Defensive ETF	ETF InceptionDate	ETF 1Year	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Invesco Investment Grade Defensive Index (reflects no deduction for fees, expenses or taxes) 1Year	Invesco Investment Grade Defensive Index (reflects no deduction for fees, expenses or taxes) SinceInception	iBoxx USD Liquid Investment Grade Index (reflects no deduction for fees, expenses or taxes) 1Year	iBoxx USD Liquid Investment Grade Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Jul. 25, 2018	6.34%	6.31%	5.03%	5.04%	3.81%	4.31%	6.62%	6.47%	11.30%	11.44%